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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: September 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                           ---------------------------
                            San Francisco, California
                                November 13, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       19

                    Form 13 F Information Table Value Total:

                               $88,228 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.

FORM 13F INFORMATION TABLE

Column 1                         Column 2        Column 3    Column 4    Column 5              Column 6  Column 7       Column 8
                                                               VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (x $1000)   PRN AMT($)  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC             COM               14055X102      1,538      125,000    SH          Other      1      125,000
CAPITALSOURCE INC             COM               14055X102        456       37,100    SH   CALL   Other      1       37,100
CAPITALSOURCE INC             DBCV 1.625% 3/1   14055XAF9      4,654    5,000,000   PRN          Other      1    5,000,000
CAPITALSOURCE INC             NOTE 7.250% 7/1   14055XAG7      6,136    8,000,000   PRN          Other      1    8,000,000
CARMIKE CINEMAS INC           COM               143436400      1,325      360,105    SH          Other      1      360,105
CLEARWIRE CORP                CL A              185385309      7,233      608,800    SH    PUT   Other      1      608,800
CRAY INC                      NOTE 3.000%12/0   225223AB2      5,385    6,000,000   PRN          Other      1    6,000,000
DORAL FINL CORP               COM NEW           25811P886      2,239      205,000    SH   CALL   Other      1      205,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1      8,439   10,000,000   PRN          Other      1   10,000,000
HAWAIIAN HOLDINGS INC         COM               419879101      2,000      215,517    SH          Other      1      215,517
ISHARES TR                    RUSSELL 2000      464287655      4,080       60,000    SH          Other      1       60,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 9/1   52729NAG5      5,387    5,715,000   PRN          Other      1    5,715,000
METROPCS COMMUNICATIONS INC   COM               591708102      2,518      179,950    SH          Other      1      179,950
PALM INC NEW                  COM               696643105      6,470    1,083,700    SH    PUT   Other      1    1,083,700
SALESFORCE COM INC            COM               79466L302      4,840      100,000    SH    PUT   Other      1      100,000
SILICON GRAPHICS INC          COM NEW           827056300     13,101    1,505,858    SH          Other      1    1,505,858
SPDR TR                       UNIT SER 1        78462F103      5,800       50,000    SH          Other      1       50,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5      3,959    5,000,000   PRN          Other      1    5,000,000
TW TELECOM INC                COM               87311L104      2,670      257,017    SH          Other      1      257,017
